Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000133820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R6 Shares)
Average Annual Return, Percent	14.70%	11.70%	19.20%
C000073572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R5 Shares)
Average Annual Return, Percent	14.59%	11.60%	19.08%
C000187976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R4 Shares)
Average Annual Return, Percent	14.42%	11.43%	18.91%
C000187975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R3 Shares)
Average Annual Return, Percent	14.14%	11.14%	18.61%
C000190884 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R2 Shares)
Average Annual Return, Percent	13.86%	10.87%	18.31%
C000033247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class I Shares)
Average Annual Return, Percent	14.45%	11.44%	18.91%
C000034442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class C Shares)
Average Annual Return, Percent	12.57%	10.61%	18.14%
C000012318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class A Shares)
Average Annual Return, Percent	8.17%	9.96%	17.98%
Without Sales Load [Member] | C000034442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.57%	10.61%	18.14%
Without Sales Load [Member] | C000012318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.15%	11.16%	18.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	18.24%	13.17%	18.13%